UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST
 (Exact name of registrant as specified in charter)

2321 Rosecrans Avenue
Suite 3225
El Segundo, CA 90245
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

With a Copy to:
John McGuire
Morgan Lewis & Bockius LLP
2020 K Street, NW
Washington, DC 20006-1806

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2016

Date of reporting period: October 31, 2015

Item 1. Reports to Stockholders.

Cambria Shareholder Yield ETF (SYLD)
Cambria Foreign Shareholder Yield ETF (FYLD)
Cambria Global Value ETF (GVAL)
Cambria Global Momentum ETF (GMOM)
Cambria Global Asset Allocation ETF (GAA)
Cambria Value and Momentum ETF (VAMO)

Semi-Annual Report

October 31, 2015
(Unaudited)

Cambria Investment Management

Table of Contents

Schedules of Investments
Cambria Shareholder Yield ETF	2
Cambria Foreign Shareholder Yield ETF	4
Cambria Global Value ETF	7
Cambria Global Momentum ETF	10
Cambria Global Asset Allocation ETF	11
Cambria Value and Momentum ETF	12
Statements of Assets and Liabilities	14
Statements of Operations	16
Statements of Changes in Net Assets	18
Financial Highlights	21
Notes to Financial Statements	23
Disclosure of Fund Expenses	33
Supplemental Information	35

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Cambria Investment Management, L.P., the Funds’ investment adviser, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 99.9%
Consumer Discretionary — 17.1%
Big Lots	39,638	$1,827,312
CBS, Cl B	28,558	1,328,518
Children's Place	23,803	1,277,507
Cooper Tire & Rubber	47,067	1,966,930
Dillard's, Cl A	11,385	1,018,730
Gap	38,068	1,036,211
Guess?	79,400	1,671,370
Home Depot	19,783	2,445,970
Kohl's	30,019	1,384,476
Liberty Interactive QVC Group, Cl A*	64,699	1,770,812
Lowe's	33,790	2,494,716
Macy's	31,406	1,601,078
Newell Rubbermaid	27,883	1,183,076
O'Reilly Automotive*	11,077	3,060,132
PulteGroup	86,359	1,582,960
Six Flags Entertainment	40,203	2,092,164
Time Warner	6,248	470,724
Visteon*	9,276	1,011,733
		29,224,419
Consumer Staples — 11.0%
Archer-Daniels-Midland	35,316	1,612,529
Coca-Cola Enterprises	36,297	1,863,488
CVS Health	23,326	2,304,142
Dr Pepper Snapple Group	27,577	2,464,556
General Mills	30,761	1,787,522
Ingredion	24,316	2,311,479
Kimberly-Clark	14,272	1,708,501
Medifast*	64,642	1,808,037
Sanderson Farms	21,634	1,503,779
Universal	27,344	1,476,849
		18,840,882
Energy — 6.4%
CVR Energy	42,267	1,879,191
Hess	14,223	799,475
HollyFrontier	30,255	1,481,587
Marathon Petroleum	33,354	1,727,737
National Oilwell Varco	34,356	1,293,160
Phillips 66	11,052	984,180
Superior Energy Services	78,973	1,118,258
Valero Energy	23,991	1,581,487
		10,865,075
Financials — 27.2%
Aflac	25,955	1,654,631
Allied World Assurance Holdings	35,141	1,277,727
Allstate	31,028	1,920,013
American International Group	29,638	1,868,972
Ameriprise Financial	16,357	1,886,943
Aspen Insurance Holdings	35,098	1,706,114
Assurant	24,580	2,004,007
Assured Guaranty	65,272	1,791,064
Axis Capital Holdings	38,727	2,091,258
Cash America International	61,946	2,138,995
Chubb	17,792	2,301,395
CNO Financial Group	92,018	1,767,666
Everest Re Group	11,503	2,047,189
Fifth Third Bancorp	77,826	1,482,585
Hartford Financial Services Group	35,686	1,650,834
KeyCorp	113,190	1,405,820
Legg Mason	42,712	1,911,362
Lincoln National	26,745	1,431,125
LPL Financial Holdings	36,366	1,549,192
PartnerRe	14,497	2,015,083
Prudential Financial	17,919	1,478,318
State Street	24,849	1,714,581
SunTrust Banks	45,267	1,879,486
Travelers	20,253	2,286,361
Unum Group	48,723	1,688,252
Voya Financial	37,386	1,516,750
		46,465,723
Health Care — 3.5%
Anthem	15,841	2,204,275
Express Scripts Holding*	22,819	1,971,105
Pfizer	50,970	1,723,806
		5,899,186
Industrials — 12.7%
3M	9,107	1,431,711
AGCO	38,731	1,874,193
Briggs & Stratton	90,280	1,604,276
Delta Air Lines	37,626	1,912,906
EMCOR Group	32,850	1,585,998
General Dynamics	7,556	1,122,671
L-3 Communications Holdings	16,241	2,052,862

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Shareholder Yield ETF

October 31, 2015 (Unaudited) (Concluded)

Description	Shares/Face Amount	Value
Manpowergroup	20,817	$1,910,584
Northrop Grumman	13,888	2,607,472
Raytheon	20,845	2,447,203
Southwest Airlines	51,910	2,402,914
SPX	17,353	212,574
SPX FLOW*	17,353	588,267
		21,753,631
Information Technology — 13.5%
Apple	19,148	2,288,186
Avnet	41,945	1,905,561
Computer Sciences	27,286	1,816,975
Corning	78,760	1,464,936
Hewlett-Packard	49,825	1,343,282
Intel	52,951	1,792,921
Juniper Networks	72,195	2,266,201
Lexmark International, Cl A	45,126	1,466,144
NetApp	44,627	1,517,318
SanDisk	20,853	1,605,681
Tech Data*	27,609	2,009,659
Texas Instruments	36,733	2,083,496
Xerox	153,685	1,443,102
		23,003,462
Materials — 5.4%
Avery Dennison	36,323	2,359,905
Chemtura*	62,568	1,998,422
Domtar	38,015	1,567,739
Dow Chemical	35,050	1,811,034
International Paper	34,108	1,456,070
		9,193,170
Telecommunication Services — 1.8%
CenturyLink	53,649	1,513,438
TELUS	47,532	1,586,143
		3,099,581
Utilities — 1.3%
Ameren	37,714	1,647,347
Atlantic Power	247,718	505,345
		2,152,692
Total Common Stock
(Cost $157,454,621)		170,497,821

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.030%, 11/02/2015
(Cost $148,284)	$148,284	148,284

Total Investments — 100.0%
(Cost $157,602,905)		$170,646,105
Other Assets and Liabilities — 0.0%		31,587
Net Assets — 100.0%		$170,677,692

Percentages based on Net Assets.

*	Non-income producing security.

Cl — Class

The following is a list of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,497,821	$—	$—	$170,497,821
Time Deposit	—	148,284	—	148,284
Total Investments in Securities	$170,497,821	$148,284	$—	$170,646,105

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF

October 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 96.6%
Australia — 9.6%
Boral	80,522	$309,495
Bradken	94,012	65,029
Cabcharge Australia	107,006	215,182
CIMIC Group	15,916	314,613
Decmil Group	300,342	201,323
JB Hi-Fi	23,726	303,865
Metcash	136,240	115,612
Mineral Resources	48,938	149,362
Rio Tinto	7,990	288,586
Seven Group Holdings	62,485	225,018
SMS Management & Technology	105,438	368,420
Woodside Petroleum	11,894	251,140
Woolworths	14,983	257,600
WorleyParsons	29,230	135,902
		3,201,147
Belgium — 1.2%
Ageas	9,360	413,613

Canada — 9.5%
Celestica*	3,268	36,639
Genworth MI Canada	12,272	303,421
IGM Financial	7,656	221,319
Labrador Iron Ore Royalty	18,700	217,518
Magna International	9,728	513,034
Metro, Cl A	19,979	571,287
National Bank of Canada	10,147	336,086
Rogers Sugar	78,924	245,053
Suncor Energy	11,280	335,657
Teck Resources, Cl B	16,170	94,725
WestJet Airlines, Cl A	14,762	273,203
		3,147,942
Denmark — 5.7%
Novo Nordisk, Cl B	6,808	361,662
Pandora	3,596	414,881
TDC	46,495	243,706
Topdanmark*	14,928	397,502
Tryg	26,053	468,638
		1,886,389
Finland — 0.8%
Fortum	17,098	256,645

France — 8.4%
AXA	11,597	310,208
CNP Assurances	20,650	294,974
Engie	14,905	261,507
Metropole Television	17,706	340,829
Orange	23,528	414,867
Total	6,472	314,177
Veolia Environnement	18,327	426,746
Vinci	6,581	444,195
		2,807,503
Germany — 4.9%
E.ON	21,197	223,699
Freenet	13,904	469,083
Muenchener Rueckversicherungs	2,311	461,244
RWE	14,282	198,750
Software	9,948	289,181
		1,641,957
Hong Kong — 3.4%
Belle International Holdings	333,254	324,199
Li & Fung	325,094	264,249
Power Assets Holdings	31,225	311,622
Television Broadcasts	62,996	230,019
		1,130,089
Japan — 13.1%
Aoyama Trading	8,798	322,990
Autobacs Seven	26,226	461,840
Casio Computer	20,263	384,874
FANUC	1,832	327,246
Kirin Holdings	25,202	359,432
Kuraray	23,140	287,644
Mabuchi Motor	5,944	297,520
Marui Group	27,739	361,593
Nippon Express	59,475	309,032
NTT DOCOMO	16,497	322,298
Omron	8,217	274,763
Tokio Marine Holdings	7,820	304,064
Yamato Holdings	17,851	353,632
		4,366,928

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF
October 31, 2015 (Unaudited) (Continued)

Description	Shares	Value
Netherlands — 2.2%
BinckBank	38,594	$340,453
Koninklijke Ahold	19,926	405,803
		746,256
New Zealand — 1.5%
Tower	340,779	482,285

Norway — 7.1%
Gjensidige Forsikring	27,599	419,665
Kvaerner	274,122	172,279
Salmar	29,462	481,975
Statoil	17,290	277,153
Telenor	16,170	305,064
TGS Nopec Geophysical	15,280	301,221
Yara International	9,264	420,528
		2,377,885
Portugal — 0.9%
Portucel	74,321	302,799

South Korea — 1.2%
Macquarie Korea Infrastructure Fund	54,348	381,373

Spain — 1.9%
Acciona	3,658	307,763
Mediaset Espana Comunicacion	27,933	339,571
		647,334
Sweden — 1.9%
JM	13,936	394,418
TeliaSonera	47,090	241,029
		635,447
Switzerland — 4.6%
Adecco	5,238	390,021
Logitech International	24,974	367,618
Swiss Re	4,274	397,370
Zurich Insurance Group	1,408	372,210
		1,527,219
United Kingdom — 18.7%
Amlin	54,060	549,201
BHP Billiton	16,496	264,600
BP	49,706	296,084
Cape	90,580	321,166
Carillion	82,220	387,220
Centrica	71,900	250,610
De La Rue	26,418	188,560
Direct Line Insurance Group	51,989	316,095
HSBC Holdings	43,410	339,689
Imperial Tobacco Group	7,353	396,623
Intermediate Capital Group	50,648	441,925
Kingfisher	72,139	392,679
Phoenix Group Holdings	31,659	417,529

Description		Shares/Face Amount(1)	Value
Reckitt Benckiser Group		4,239	$414,568
Rio Tinto		8,710	316,682
Royal Mail		41,570	285,366
Vodafone Group		112,298	370,905
WM Morrison Supermarkets		112,842	293,117
			6,242,619
Total Common Stock
(Cost $38,934,688)			32,195,430

TIME DEPOSITS — 2.8%
Brown Brothers Harriman 1.104%, 11/02/2015	AUD	11,981	8,544
Brown Brothers Harriman 0.050%, 11/02/2015	CAD	29,319	22,422
Brown Brothers Harriman (1.000)% (A), 11/02/2015	CHF	1,006	1,017
Brown Brothers Harriman (0.800)% (A), 11/02/2015	DKK	574	85
Brown Brothers Harriman (0.237)% (A), 11/02/2015	EUR	12,767	14,039
Brown Brothers Harriman 0.080%, 11/02/2015	GBP	257	397
Brown Brothers Harriman 0.005%, 11/02/2015	HKD	690	89
Brown Brothers Harriman 0.005%, 11/02/2015	JPY	149	1
Brown Brothers Harriman 0.121%, 11/02/2015	NOK	64,153	7,550
Brown Brothers Harriman 1.750%, 11/02/2015	NZD	16	11
Brown Brothers Harriman 0.030%, 11/02/2015		860,633	860,633

Total Time Deposits
(Cost $914,788)			914,788

Total Investments — 99.4%
(Cost $39,849,476)			$33,110,218
Other Assets and Liabilities — 0.6%			205,265
Net Assets — 100.0%			$33,315,483

Percentages based on Nets Assets.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise noted.
(A)	Rate is negative due to the decrease in value of the Swiss Franc, Danish Krone and the Euro against the U.S. Dollar.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Foreign Shareholder Yield ETF
October 31, 2015 (Unaudited) (Concluded)

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — Great British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

The following is a list of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,195,430	$—	$—	$32,195,430
Time Deposits	—	914,788	—	914,788
Total Investments in Securities	$32,195,430	$914,788	$—	$33,110,218

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF

October 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 96.2%
Austria — 10.5%
Agrana Beteiligungs	7,800	$707,539
AMAG Austria Metall (C)	28,024	1,020,029
Erste Group Bank	26,700	783,049
EVN	63,525	702,046
Lenzing	15,340	1,173,382
OMV	20,925	556,846
Raiffeisen Bank International	28,800	455,414
UNIQA Insurance Group	71,325	662,833
Vienna Insurance Group Wiener Versicherung Gruppe	19,200	614,819
Voestalpine	21,225	768,706
		7,444,663
Brazil — 4.5%
AMBEV	129,375	640,409
Banco do Brasil	99,132	410,506
Banco Santander Brasil	176,332	632,346
Cia Siderurgica Nacional	227,325	255,822
Cosan Industria e Comercio	64,200	411,347
JBS	238,622	881,711
		3,232,141
Czech Republic — 7.0%
CEZ	47,126	942,845
Fortuna Entertainment Group*	143,700	427,167
Komercni Banka	5,263	1,089,272
Pegas Nonwovens	30,825	963,348
Philip Morris CR	1,725	821,915
Unipetrol*	124,500	748,268
		4,992,815
Greece — 9.4%
Alpha Bank AE*	855,564	108,195
Athens Water Supply & Sewage	81,375	515,428
Bank of Greece	44,100	467,973
Eurobank Ergasias*	4,032,631	137,469
FF Group	12,640	254,501
Hellenic Petroleum	93,525	545,077
Hellenic Telecommunications Organization	42,495	395,800
Intralot -Integrated Lottery Systems & Services*	303,525	503,995
JUMBO	36,216	350,460
Karelia Tobacco	3,150	811,765
Metka	51,750	496,797
Motor Oil Hellas Corinth Refineries	69,300	852,742
National Bank of Greece*	318,713	237,621
OPAP	40,159	355,495
Piraeus Bank*	976,540	99,868
Public Power	92,964	535,674
		6,668,860
Hungary — 6.3%
Magyar Telekom Telecommunications	554,399	769,194
MOL Hungarian Oil & Gas	23,702	1,071,699
OTP Bank	64,213	1,244,326
Richter Gedeon Nyrt	82,002	1,368,754
		4,453,973
Ireland — 9.9%
CPL Resources	94,875	615,439
CRH	32,550	893,685
FBD Holdings	38,175	284,409
Fyffes	603,687	1,033,010
Glanbia	40,856	789,822
Kingspan Group	38,510	932,069
Origin Enterprises PLC	94,875	704,223
Smurfit Kappa Group	24,152	690,527
Total Produce	696,900	1,063,592
		7,006,776
Italy — 10.1%
Atlantia	31,483	872,431
Enel	176,475	814,279
Eni	38,925	636,066
Intesa Sanpaolo	247,683	862,852
Pirelli & C.	48,994	805,450
Saipem	40,125	377,035
Telecom Italia	691,248	964,606
UniCredit	117,405	759,134
Unipol Gruppo Finanziario	129,825	605,311
UnipolSai	189,736	458,181
		7,155,345
Poland — 9.0%
Alior Bank*	14,151	297,496
Asseco Poland	19,979	295,367
Bank Millennium	177,264	280,734
Bank Pekao	6,413	249,344
Bank Zachodni WBK	3,418	275,697
CCC	6,446	281,904

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF
October 31, 2015 (Unaudited) (Continued)

Description	Shares	Value
Cyfrowy Polsat	47,247	$304,559
Energa	47,341	202,137
Eurocash	36,006	486,279
Grupa Azoty	14,552	346,784
Grupa Lotos*	43,531	320,595
ING Bank Slaski	8,617	270,037
KGHM Polska Miedz	9,824	228,443
LLP SA*	167	315,227
Lubelski Wegiel Bogdanka	14,050	149,831
mBank	2,676	251,372
Orange Polska	123,692	226,940
PGE Polska Grupa Energetyczna	56,563	210,628
Polski Koncern Naftowy Orlen	19,894	323,145
Polskie Gornictwo Naftowe i Gazownictwo	214,328	380,476
Powszechna Kasa Oszczednosci Bank Polski	34,671	256,959
Powszechny Zaklad Ubezpieczen	2,411	234,434
Tauron Polska Energia	267,300	209,587
		6,397,975
Portugal — 9.7%
Altri SGPS	38,353	181,394
Banco BPI, Cl G*	107,051	130,197
Banco Comercial Portugues, Cl R*	2,811,398	161,688
Banco Espirito Santo* (A)(B)	318,087	—
BANIF - Banco Internacional do Funchal*	60,980,850	194,467
CIMPOR Cimentos de Portugal SGPS*	257,700	166,911
Corticeira Amorim SGPS	243,075	1,309,758
CTT-Correios de Portugal	15,248	173,292
EDP - Energias de Portugal	242,734	898,995
Galp Energia SGPS	68,083	736,471
Jeronimo Martins SGPS	21,349	300,146
Mota-Engil SGPS	44,252	111,192
NOS SGPS	22,582	187,707
Pharol SGPS*	440,988	186,214
Portucel	36,514	148,766
REN - Redes Energeticas Nacionais SGPS	55,721	170,157
Semapa-Sociedade de Investimento e Gestao	65,175	922,389
Sonae	525,750	629,018
Teixeira Duarte	638,325	319,380
		6,928,142
Russia — 9.5%
Alrosa AO	910,800	733,348
E.ON Russia JSC	16,169,700	769,256
Gazprom Neft OAO	241,500	551,189
Gazprom OAO	269,025	572,080
Rosneft OAO	142,800	577,352
Sberbank of Russia	414,825	588,276

Description		Shares/Number of Rights/Face Amount (1)	Value
Severstal PAO		119,700	$1,391,305
Uralkali		213,075	517,354
VTB Bank		932,011,350	1,056,292
			6,756,452
Spain — 10.3%
Acciona		9,638	810,886
Banco Bilbao Vizcaya Argentaria		77,824	670,941
Banco Santander		108,083	606,153
CaixaBank		155,519	597,189
Enagas		25,526	773,460
Endesa		30,162	671,645
Ferrovial		34,283	865,576
Gas Natural SDG		37,457	811,847
Iberdrola		115,012	821,695
Mapfre		238,550	709,580
			7,338,972
Total Common Stock
(Cost $85,174,355)			68,376,114

PREFERRED STOCK — 2.2%
Brazil — 2.2%
Banco Bradesco		87,840	478,314
Cia Energetica de Minas Gerais		161,550	299,931
Telefonica Brasil		49,800	515,878
Vale		77,325	281,305

Total Preferred Stock (Cost $3,781,293)			1,575,428

RIGHTS — 0.0%
Portugal — 0.0%
Banco Espirito Santo* 11/3/15 (Cost $-)		108,083	5,943

TIME DEPOSITS — 0.2%
Brown Brothers Harriman (0.237)% (D), 11/02/2015	EUR	44,694	49,148
Brown Brothers Harriman 0.080%, 11/02/2015	GBP	1	1
Brown Brothers Harriman 0.030%, 11/02/2015		46,655	46,655

Total Time Deposits
(Cost $95,804)			95,804

Total Investments — 98.6%
(Cost $89,051,452)			$70,053,289
Other Assets and Liabilities — 1.4%			1,028,618
Net Assets — 100.0%			$71,081,907

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Value ETF
October 31, 2015 (Unaudited) (Concluded)

Percentages based on Nets Assets.

*	Non-income producing security.
(1)	In U.S. Dollars unless otherwise noted.
(A)

Security is fair valued by the Fund’s investment adviser using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of October 31, 2015 was $0 and represents 0.0% of Net Assets.

(B)	Security is considered illiquid. The total value of such security as of October 31, 2015 was $0 and represents 0.0% of Net Assets.
(C)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Rate is negative due to the decrease in value of the Euro against the U.S. Dollar.

Cl — Class

EUR — Euro

GBP — Great British Pound

PLC — Public Limited Company

The following is a list of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$68,376,114	$—	$—	$68,376,114
Preferred Stock	1,575,428	—	—	1,575,428
Rights	5,943	—	—	5,943
Time Deposits	—	95,804	—	95,804
Total Investments in Securities	$69,957,485	$95,804	$—	$70,053,289

(1)

Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ● Cambria Global Momentum ETF

October 31, 2015 (Unaudited)

Description	Shares/Face Amount	Value
EXCHANGE TRADED FUNDS — 99.5%
iShares 1-3 Year Treasury Bond ETF, Cl 3	38,096	$3,231,684
iShares 3-7 Year Treasury Bond ETF, Cl 7	36,894	4,571,536
iShares 7-10 Year Treasury Bond ETF	43,881	4,696,145
iShares MBS ETF	14,657	1,604,062
iShares Residential Real Estate Capped ETF	27,066	1,632,351
Vanguard Short-Term Bond ETF	56,847	4,561,403
Vanguard Short-Term Corporate Bond ETF	20,143	1,604,994
Vanguard Total Bond Market ETF	35,746	2,923,665
Vanguard Total International Bond ETF	32,338	1,719,735

Total Exchange Traded Funds
(Cost $26,505,514)		26,545,575

TIME DEPOSIT — 0.6%
Brown Brothers Harriman 0.030%, 11/02/2015
(Cost $141,837)	$141,837	141,837

Total Investments — 100.1% (Cost $26,647,351)		$26,687,412
Other Assets and Liabilities — (0.1)%		(13,393)
Net Assets — 100.0%		$26,674,019

Percentages based on Nets Assets.

ETF — Exchange Traded Fund

The following is a list of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$26,545,575	$—	$—	$26,545,575
Time Deposit	—	141,837	—	141,837
Total Investments in Securities	$26,545,575	$141,837	$—	$26,687,412

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ●  Cambria Global Asset Allocation ETF
October 31, 2015 (Unaudited)

Description	Shares	Value
EXCHANGE TRADED FUNDS — 99.9%
Cambria Foreign Shareholder Yield ETF‡	29,988	$622,251
Cambria Global Value ETF‡	65,925	1,247,301
Cambria Shareholder Yield ETF‡	32,984	1,033,379
iShares 20+ Year Treasury Bond ETF	5,768	708,195
iShares 7-10 Year Treasury Bond ETF	9,940	1,063,779
iShares iBoxx $ Investment Grade Corporate Bond ETF	8,792	1,023,565
iShares MSCI USA Momentum Factor ETF	20,468	1,498,258
Market Vectors Emerging High Yield Bond ETF	57,288	1,319,343
Market Vectors Emerging Markets Local Currency Bond ETF	68,224	1,223,938
Market Vectors International High Yield Bond ETF	27,132	643,842
SPDR Barclays High Yield Bond ETF	17,920	653,542
SPDR Barclays International Corporate Bond ETF	21,520	671,209
SPDR Barclays TIPS ETF	18,648	1,032,913
SPDR DB International Government Inflation-Protected Bond ETF	19,188	1,009,864
United States Commodity Index Fund*	50,912	2,136,777
Vanguard Emerging Markets Government Bond ETF	20,840	1,582,798
Vanguard FTSE All World ex-US Small-Capital ETF	7,140	678,014
Vanguard FTSE Developed Markets ETF	35,392	1,346,312
Vanguard FTSE Emerging Markets ETF	59,192	2,062,249
Vanguard Global ex-U.S. Real Estate ETF	18,704	1,001,599
Vanguard Mid-Capital ETF	11,340	1,402,078
Vanguard REIT ETF	13,076	1,044,642
Vanguard Short-Term Bond ETF	8,708	698,730
Vanguard Short-Term Corporate Bond ETF	8,736	696,084
Vanguard Total Bond Market ETF	34,028	2,783,150
Vanguard Total International Bond ETF	33,152	1,763,023
Vanguard Total Stock Market ETF	13,244	1,410,883

Description	Shares/Face Amount	Value
WisdomTree Emerging Markets Equity Income Fund	9,899	$348,049
WisdomTree Emerging Markets SmallCap Dividend Fund	15,708	582,138

Total Exchange Traded Funds
(Cost $35,082,646)		33,287,905

TIME DEPOSIT — 0.1%
Brown Brothers Harriman 0.030%, 11/02/2015
(Cost $45,034)	$45,034	45,034

Total Investments — 100.0%
(Cost $35,127,459)		$33,332,939
Other Assets and Liabilities — 0.0%		—
Net Assets — 100.0%		$33,332,939

Percentages based on Nets Assets.

*	Non-income producing security.
‡

Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor (see Note 4).

ETF — Exchange Traded Fund

FTSE — Financial Times Stock Exchange

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipt

The following is a list of the inputs used as of October 31, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$33,287,905	$—	$—	$33,287,905
Time Deposit	—	45,034	—	45,034
Total Investments in Securities	$33,287,905	$45,034	$—	$33,332,939

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ●  Cambria Value and Momentum ETF

October 31, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 93.6%
Consumer Discretionary — 17.7%
1-800-Flowers.com, Cl A*	2,590	$25,719
Aaron's	592	14,605
Bassett Furniture Industries	792	25,312
BJ's Restaurants*	184	7,899
Cheesecake Factory	420	20,244
Columbia Sportswear	366	20,075
Culp	670	20,107
Del Taco Restaurants*	1,732	20,316
Express*	361	6,967
Foot Locker	318	21,545
GameStop, Cl A	548	25,246
Goodyear Tire & Rubber	772	25,353
Hooker Furniture	990	24,572
Houghton Mifflin Harcourt*	1,000	19,590
Kirkland's	357	8,207
Pep Boys*	1,888	28,396
Remy International	766	22,589
Ruth's Hospitality Group	1,376	21,342
Shake Shack, Cl A*	474	21,600
TravelCenters of America*	1,960	22,579
ZAGG*	3,118	26,441
		428,704
Consumer Staples — 5.9%
Cal-Maine Foods	428	22,881
Fresh Del Monte Produce	572	26,100
Natural Health Trends	934	46,009
SpartanNash	820	22,878
Universal	462	24,953
		142,821
Energy — 6.9%
Alon USA Energy	1,294	21,675
HollyFrontier	482	23,604
Marathon Petroleum	484	25,071
McDermott International*	4,762	21,953
Tesoro	246	26,304
Valero Energy	386	25,445
Western Refining	558	23,224
		167,276
Financials — 24.2%
American Financial Group	330	23,823
American International Group	386	24,341
AmTrust Financial Services	392	26,741
Assurant	310	25,274
Cash America International	834	28,798
Chubb	188	24,318
Cowen Group, Cl A*	4,482	18,869
First American Financial	588	22,420
Hanmi Financial	948	24,173
Hanover Insurance Group	290	24,433
Hartford Financial Services Group	502	23,223
Horace Mann Educators	700	23,968
National General Holdings	1,236	24,362
Old Republic International	1,472	26,555
Progressive	764	25,311
Reinsurance Group of America, Cl A	248	22,380
Selective Insurance Group	750	27,367
StanCorp Financial Group	198	22,715
Synovus Financial	754	23,849
Universal Insurance Holdings	914	28,836
Voya Financial	542	21,989
Walker & Dunlop*	964	27,966
Wintrust Financial	444	22,418
WR Berkley	424	23,672
		587,801
Health Care — 12.3%
Aetna	198	22,726
Anthem	160	22,264
Bio-Rad Laboratories, Cl A*	164	22,875
Centene*	374	22,246
Chemed	168	26,424
Enanta Pharmaceuticals*	578	16,236
HCA Holdings*	264	18,161
Health Net*	356	22,877
Humana	124	22,150
LHC Group*	482	21,721
Molina Healthcare*	306	18,972
NewLink Genetics*	498	19,058
SciClone Pharmaceuticals*	2,776	21,153
United Therapeutics*	150	21,995
		298,858
Industrials — 16.4%
ABM Industries	760	21,584
AGCO	468	22,647
Alaska Air Group	286	21,808
AO Smith	346	26,580
Atlas Air Worldwide Holdings*	588	24,249

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Schedule of Investments ●  Cambria Value and Momentum ETF

October 31, 2015 (Unaudited) (Concluded)

Description	Shares	Value
Babcock & Wilcox *	864	$24,451
Brink's	822	25,466
Comfort Systems USA	804	25,672
Ennis	1,406	28,162
General Dynamics	160	23,773
Manpowergroup	264	24,230
Matson	622	28,506
Owens Corning	510	23,220
PowerSecure International*	1,944	24,222
SkyWest	1,302	24,790
Universal Forest Products	374	27,163
		396,523
Information Technology — 6.3%
Advanced Energy Industries*	936	26,470
Convergys	1,000	25,670
eBay*	848	23,659
Ebix	812	22,517
Hackett Group	1,598	23,778
Monster Worldwide*	3,196	20,039
Multi-Fineline Electronix*	550	10,219
		152,352
Materials — 2.0%
Chemtura*	816	26,064
Kaiser Aluminum	274	22,273
		48,337
Telecommunication Services — 1.9%
Boingo Wireless*	2,998	23,175
Telephone & Data Systems	826	23,656
		46,831
Total Common Stock
(Cost $2,201,354)		2,269,503

Total Investments — 93.6%
(Cost $2,201,354)		$2,269,503
Other Assets and Liabilities — 6.4%		154,909
Net Assets — 100.0%		$2,424,412

Percentages based on Nets Assets.

*	Non-income producing security.

Cl — Class

The open futures contracts held by the Fund at October 31, 2015, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Depreciation
S&P 500 Index EMINI	(19)	12/2015	$(128,003)

For the period ended October 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

As of October 31, 2015, all of the Fund’s investments in securities and other financial instruments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF
Assets:
Investments at Fair Value	$170,646,105	$33,110,218	$70,053,289
Foreign Currency at Value	—	52,846	933,258
Dividends Receivable	112,503	59,543	53,895
Reclaims Receivable	3,861	111,102	141,121
Total Assets	170,762,469	33,333,709	71,181,563

Liabilities:
Payable Due to Investment Adviser	84,777	17,443	87,749
Payable Due to Custodian	—	783	11,907
Total Liabilities	84,777	18,226	99,656

Net Assets	$170,677,692	$33,315,483	$71,081,907

Net Assets Consist of:
Paid-in Capital	$146,234,453	$45,247,061	$90,892,169
Undistributed (Distributions in Excess of) Net Investment Income	(179,566)	(860,639)	321,710
Accumulated Net Realized Gain (Loss) on Investments	11,579,627	(4,320,126)	(1,093,590)
Net Unrealized Appreciation (Depreciation) on Investments	13,043,200	(6,739,258)	(18,998,163)
Net Unrealized Depreciation on Foreign Currency Translation	(22)	(11,555)	(40,219)
Net Assets	$170,677,692	$33,315,483	$71,081,907

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,450,000	1,600,010	3,750,010
Net Asset Value, Offering and Redemption Price Per Share	$31.32	$20.82	$18.96

Investments at Cost	$157,602,905	$39,849,476	$89,051,452
Cost of Foreign Currency	—	106,095	999,413

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Assets and Liabilities

October 31, 2015 (Unaudited)

	Cambria Global Momentum ETF	Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF
Assets:
Investments at Fair Value	$26,687,412	$30,430,008	$2,269,503
Affiliated Investments at Value	—	2,902,931	—
Cash	27	—	—
Cash Collateral on Future Contracts	—	—	250,000
Dividends Receivable	—	—	1,667
Variation Margin Receivable	—	—	9,765
Total Assets	26,687,439	33,332,939	2,530,935

Liabilities:
Payable to Custodian	—	—	103,508
Payable Due to Investment Adviser	13,420	—	1,231
Variation Margin Payable	—	—	1,784
Total Liabilities	13,420	—	106,523

Net Assets	$26,674,019	$33,332,939	$2,424,412

Net Assets Consist of:
Paid-in Capital	$29,498,523	$35,097,370	$2,500,100
Undistributed Net Investment Income	18,945	41,542	1,121
Accumulated Net Realized Loss on Investments	(2,883,510)	(11,453)	(16,955)
Net Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	40,061	(1,794,520)	68,149
Net Unrealized Depreciation on Futures Contracts	—	—	(128,003)
Net Assets	$26,674,019	$33,332,939	$2,424,412

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,150,001	1,400,001	100,004
Net Asset Value, Offering and Redemption Price Per Share	$23.19	$23.81	$24.24

Investments at Cost	$26,647,351	$32,041,158	$2,201,354
Affiliated Investments at Cost	—	3,086,301	—

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2015 (Unaudited)

	Cambria Shareholder Yield ETF	Cambria Foreign Shareholder Yield ETF	Cambria Global Value ETF
Investment Income:
Dividend Income	$2,652,694	$1,321,626	$1,653,987
Interest Income	357	152	75
Less: Foreign Taxes Withheld	(10,212)	(125,803)	(220,870)
Total Investment Income	2,642,839	1,195,975	1,433,192

Expenses:
Management Fees	617,641	137,773	229,670
Custodian Fees	—	—	38,927
Total Expenses	617,641	137,773	268,597

Net Investment Income	2,025,198	1,058,202	1,164,595

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments(1)	10,895,645	(3,601,919)	(682,496)
Net Realized Gain (Loss) on Foreign Currency Transactions	536	81,601	(251,701)
Net Change in Unrealized Depreciation on Investments	(15,013,433)	(2,660,674)	(10,372,500)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(22)	(15,913)	190,572
Net Realized and Unrealized Loss on Investments	(4,117,274)	(6,196,905)	(11,116,125)

Net Decrease in Net Assets Resulting from Operations	$(2,092,076)	$(5,138,703)	$(9,951,530)

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Operations

For the period ended October 31, 2015 (Unaudited)

	Cambria Global Momentum ETF		Cambria Global Asset Allocation ETF	Cambria Value and Momentum ETF(2)
Investment Income:
Dividend Income	$353,799		$439,043	$3,449
Dividend Income from Affiliated Investments	—		57,925	—
Interest Income	51		32	—
Total Investment Income	353,850		497,000	3,449

Expenses:
Management Fees	96,930		—	2,328
Total Expenses	96,930		—	2,328

Net Investment Income	256,920		497,000	1,121

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(2,562,003)		(13,941)	(2,200)
Net Realized Gain (Loss) on Affiliated Investments	(107,942	)(1)	330 (1)	—
Net Realized Loss on Futures Contracts	—		—	(14,755)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(143,998)		(2,057,751)	68,149
Net Change in Unrealized Depreciation on Affiliated Investments	(4,046)		(304,814)	—
Net Change in Unrealized Depreciation on Futures Contracts	—		—	(128,003)
Net Realized and Unrealized Loss on Investments and Futures Contracts	(2,817,989)		(2,376,176)	(76,809)

Net Decrease in Net Assets Resulting from Operations	$(2,561,069)		$(1,879,176)	$(75,688)

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Commenced operations on September 9, 2015.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Period Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015	Period Ended October 31, 2015 (Unaudited)	Year Ended April 30, 2015
Operations:
Net Investment Income	$2,025,198	$4,532,070	$1,058,202	$2,610,653
Net Realized Gain (Loss) on Investments(1)	10,895,645	4,743,704	(3,601,919)	(1,611,044)
Net Realized Gain (Loss) on Foreign Currency Transactions	536	(454)	81,601	(339,687)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(15,013,433)	10,157,816	(2,660,674)	(6,946,132)
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	(22)	—	(15,913)	1,617
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,092,076)	19,433,136	(5,138,703)	(6,284,593)

Distributions to Shareholders:
Investment Income	(2,204,764)	(3,886,783)	(1,679,899)	(2,308,659)
Net Realized Gains	—	(5,471,028)	—	(774,679)
Total Distributions to Shareholders	(2,204,764)	(9,357,811)	(1,679,899)	(3,083,338)

Capital Share Transactions:
Issued	—	36,041,430	—	19,628,345
Redeemed	(52,121,213)	(24,177,211)	(20,559,836)	(16,138,715)
Increase (Decrease) in Net Assets from Capital Share Transactions	(52,121,213)	11,864,219	(20,559,836)	3,489,630

Total Increase (Decrease) in Net Assets	(56,418,053)	21,939,544	(27,378,438)	(5,878,301)

Net Assets:
Beginning of Period	227,095,745	205,156,201	60,693,921	66,572,222
End of Period (Includes Undistributed (Distributions in Excess of) Net Investment Income of $(179,566), $0, $(860,639) and $(238,942), respectively)	$170,677,692	$227,095,745	$33,315,483	$60,693,921

Share Transactions:
Issued	—	1,150,000	—	750,000
Redeemed	(1,750,000)	(800,000)	(950,000)	(700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,750,000)	350,000	(950,000)	50,000

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Value ETF				Cambria Global Momentum ETF
	Period Ended October 31, 2015 (Unaudited)		Year Ended April 30, 2015		Period Ended October 31, 2015 (Unaudited)		Period Ended April 30, 2015(2)
Operations:
Net Investment Income	$1,164,595		$1,788,526		$256,920		$351,264
Net Realized Loss on Investments	(682,496	)(1)	(302,694	)(1)	(2,669,945	)(1)	(218,302)
Net Realized Loss on Foreign Currency Transactions	(251,701)		(155,462)		—		—
Capital Gain Distributions Received from Unaffiliated and Affiliated Investments	—		—		—		41,115
Net Change in Unrealized Appreciation (Depreciation) on Investments and Affiliated Investments	(10,372,500)		(8,797,323)		(148,044)		188,105
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translation	190,572		(229,134)		—		—
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,951,530)		(7,696,087)		(2,561,069)		362,182

Distributions to Shareholders:
Investment Income	(1,171,116)		(1,328,797)		(260,993)		(364,624)
Net Realized Gains	—		(40,291)		—		—
Total Distributions to Shareholders	(1,171,116)		(1,369,088)		(260,993)		(364,624)

Capital Share Transactions:
Issued	5,523,700		68,618,207		—		40,563,977
Redeemed	(3,899,584)		(2,132,813)		(11,065,454)		—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,624,116		66,485,394		(11,065,454)		40,563,977

Total Increase (Decrease) in Net Assets	(9,498,530)		57,420,219		(13,887,516)		40,561,535

Net Assets:
Beginning of Period	80,580,437		23,160,218		40,561,535		—
End of Period (Includes Undistributed Net Investment Income of $321,710, $328,231, $18,945 and $23,018, respectively)	$71,081,907		$80,580,437		$26,674,019		$40,561,535

Share Transactions:
Issued	250,000		2,900,000		—		1,600,001
Redeemed	(200,000)		(100,000)		(450,000)		—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000		2,800,000		(450,000)		1,600,001

(1)	Includes realized gain or loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	The Fund commenced operations on November 3, 2014.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF			Cambria Value and Momentum ETF
	Period Ended October 31, 2015 (Unaudited)		Period Ended April 30, 2015(1)	Period Ended October 31, 2015(2) (Unaudited)
Operations:
Net Investment Income	$497,000		$131,471	$1,121
Net Realized Gain (Loss) on Investments	(13,611	)(3)	568	(16,955)
Capital Gain Distributions received from Unaffiliated and Affiliated Investments	—		7,352	—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Futures Contracts	(2,362,565)		568,045	(59,854)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,879,176)		707,436	(75,688)

Distributions to Shareholders:
Investment Income	(489,876)		(102,815)	—
Total Distributions to Shareholders	(489,876)		(102,815)	—

Capital Share Transactions:
Issued	6,325,166		31,181,876	2,500,100
Redeemed	(2,409,672)		—	—
Increase in Net Assets from Capital Share Transactions	3,915,494		31,181,876	2,500,100

Total Increase in Net Assets	1,546,442		31,786,497	2,424,412

Net Assets:
Beginning of Period	31,786,497		—	—
End of Period (Includes Undistributed Net Investment Income of $41,542, $34,418 and $1,121, respectively)	$33,332,939		$31,786,497	$2,424,412

Share Transactions:
Issued	250,000		1,250,001	100,004
Redeemed	(100,000)		—	—
Net Increase in Shares Outstanding from Share Transactions	150,000		1,250,001	100,004

(1)	The Fund commenced operations on December 9, 2014.
(2)	The Fund commenced operations on September 9, 2015.
(3)	Includes realized loss as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distri-butions from Investment Income	Distri-butions from Net Realized Capital Gains	Total Distri-butions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(7)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover (1),(2)
Cambria Shareholder Yield ETF
10/31/2015**	$ 31.54	$ 0.30	$ (0.17)	$ 0.13	$ (0.35)	$ —	$ (0.35)	$ 31.32	0.47%	$ 170,678	0.59%	1.94%	25%
2015	$ 29.95	$ 0.65	$ 2.29	$ 2.94	$ (0.55)	$ (0.80)	$ (1.35)	$ 31.54	9.92%	$ 227,096	0.59%	2.09%	41%
2014(3)	$ 25.00	$ 0.45	$ 4.98	$ 5.43	$ (0.36)	$ (0.12)	$ (0.48)	$ 29.95	21.81%	$ 205,156	0.59%(4)	1.67%(4)	83%
Cambria Foreign Shareholder Yield ETF
10/31/2015**	$ 23.80	$ 0.50	$ (2.68)	$ (2.18)	$ (0.80)	$ —	$ (0.80)	$ 20.82	(9.32)%	$ 33,315	0.59%	4.54%	31%
2015	$ 26.63	$ 0.93	$ (2.70)	$ (1.77)	$ (0.77)	$ (0.29)	$ (1.06)	$ 23.80	(6.67)%	$ 60,694	0.59%	3.76%	48%
2014(5)	$ 25.00	$ 0.41	$ 1.33	$ 1.74	$ (0.11)	$ —	$ (0.11)	$ 26.63	6.96%	$ 66,572	0.59%(4)	3.91%(4)	15%
Cambria Global Value ETF
10/31/2015**	$ 21.78	$ 0.30	$ (2.82)	$ (2.52)	$ (0.30)	$ —	$ (0.30)	$ 18.96	(11.64)%	$ 71,082	0.69%	3.00%	3%
2015	$ 25.73	$ 0.68	$ (4.10)	$ (3.42)	$ (0.52)	$ (0.01)	$ (0.53)	$ 21.78	(13.29)%	$ 80,580	0.69%	3.10%	25%
2014(6)	$ 25.00	$ 0.14	$ 0.59	$ 0.73	$ —	$ —	$ —	$ 25.73	2.92%	$ 23,160	0.69%(4)	4.11%(4)	—%

*	Per share data calculated using average shares method.
**	For the six-month period ended October 31, 2015 (unaudited).
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(3)	Inception date May 13, 2013.
(4)	Annualized.
(5)	Inception date December 2, 2013.
(6)	Inception date March 11, 2014.
(7)	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distri-butions from Investment Income	Distri-butions from Net Realized Capital Gains	Total Distri-butions	Net Asset Value, End of Period	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(6)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover (1),(2)
Cambria Global Momentum ETF
10/31/2015**	$ 25.35	$ 0.19	$ (2.16)	$ (1.97)	$ (0.19)	$ —	$ (0.19)	$ 23.19	(8.00)%	$ 26,674	0.59%	1.57%	125%
2015(4)	$ 25.00	$ 0.30	$ 0.39	$ 0.69	$ (0.34)	$ —	$ (0.34)	$ 25.35	2.76%	$ 40,562	0.59%(3)	2.40%(3)	16%
Cambria Global Asset Allocation ETF
10/31/2015**	$ 25.43	$ 0.35	$ (1.63)	$ (1.28)	$ (0.34)	$ —	$ (0.34)	$ 23.81	(5.00)%	$ 33,333	—%	2.86%	—%
2015(5)	$ 25.00	$ 0.18	$ 0.46	$ 0.64	$ (0.21)	$ —	$ (0.21)	$ 25.43	2.58%	$ 31,786	—%(3)	1.81%(3)	4%
Cambria Value and Momentum ETF
10/31/2015(7)**	$ 25.00	$ 0.01	$ (0.77)	$ (0.76)	$ —	$ —	$ —	$ 24.24	(3.04)%	$ 2,424	0.59%(3)	0.40%(3)	—%

*	Per share data calculated using average shares method.
**	For the six-month period ended October 31, 2015 (unaudited).
(1)

Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(3)	Annualized.
(4)	Inception date November 3, 2014.
(5)	Inception date December 9, 2014.
(6)	Expense ratios do not include expenses of the underlying funds.
(7)	Inception date September 9, 2015.

The accompanying notes are an integral part of the financial statements.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited)

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as a diversified, open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of nine Exchange Traded Funds (ETFs): Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF, Cambria Sovereign High Yield Bond ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Value and Momentum ETF, and Cambria Global Asset Allocation ETF. These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF and Cambria Value and Momentum ETF (each a “Fund” and collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

The investment objective of the Cambria Shareholder Yield ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund commenced operations on May 13, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. The Fund commenced operations on December 2, 2013.

The investment objective of the Cambria Global Value ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. The Fund commenced operations on March 11, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund commenced operations on November 3, 2014.

The investment objective of the Cambria Global Asset Allocation ETF is to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Asset Allocation Index. The Fund commenced operations on December 9, 2014.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation with an emphasis on income from investments in the U.S. equity market. The Fund commenced operations on September 9, 2015.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the ”Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the period ended October 31, 2015, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statement of Operations.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the period ended October 31, 2015. The Fund’s investment in futures contracts are designed to enable the Fund to more closely approximate the performance of their benchmark indices. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

It is the Cambria Value and Momentum ETF’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statement of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of October 31, 2015, if applicable. The fair value of equity futures contracts held in the Cambria Value and Momentum ETF can be found on the Statements of Assets and Liabilities under the caption Variation Margin Payable. Only current day’s variation margin is reported within the Statement of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Cambria Value and Momentum ETF is recognized on the Statement of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statement of Operations as Net Change in Unrealized Gain (Loss) on Futures Contracts.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the period ended October 31, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the statement of assets and liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distribute their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called ‘‘Creation Units.’’ Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the period ended October 31, 2015:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	50,000	$700	$1,566,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,000	1,041,000	2,000	Up to 2.0%
Cambria Global Value ETF	50,000	2,500	948,000	2,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,159,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,190,500	500	None
Cambria Value and Momentum ETF	50,000	700	1,212,000	700	None

3. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers the Funds’ investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser an annual advisory fee based on its average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF which is not charged advisory fee.

With the respect to the Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, and Cambria Value and Momentum ETF the Investment Adviser bears all of the costs of the Funds except for the advisory fee, payments under the Funds’ 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF, the Investment Adviser bears all of the costs of the Fund except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF may pay up to 0.10% in custody fees. The Management Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Administrator, Custodian and Transfer Agent — SEI Investments Global Fund Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement. Brown Brothers Harriman (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator (the “Distributor”), serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in Fund shares.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

3. RELATED PARTIES (continued)

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with its Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

4. INVESTMENT TRANSACTIONS

For the period ended October 31, 2015, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Cambria Shareholder Yield ETF	$51,338,930	$51,521,570
Cambria Foreign Shareholder Yield ETF	13,728,704	13,838,407
Cambria Global Value ETF	3,266,818	2,412,456
Cambria Global Momentum ETF	40,597,650	40,684,695
Cambria Global Asset Allocation ETF	529,294	119,847
Cambria Value and Momentum ETF(1)	—	103,196

(1)	The Fund commenced operations on September 9, 2015.

For the period ended October 31, 2015 there were no purchases and sales of U.S. Government securities.

For the period ended October 31, 2015, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Net Realized Gain (Loss)
Cambria Shareholder Yield ETF	$—	$51,762,788	$4,063,446
Cambria Foreign Shareholder Yield ETF	—	20,962,220	(2,418,851)
Cambria Global Value ETF	4,840,816	3,496,514	18,314
Cambria Global Momentum ETF	—	11,020,759	18,255
Cambria Global Asset Allocation ETF	6,257,194	2,406,101	(8,265)
Cambria Value and Momentum ETF(1)	2,306,750	—	—

(1)	The Fund commenced operations on September 9, 2015.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

The following is a summary of investment transactions in affiliates for the period ended October 31, 2015:

Cambria Global Momentum ETF

Value of Shares Held as of 04/30/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Depreciation	Realized Loss	Value of Shares Held as of 10/31/15	Dividend Income
Cambria Shareholder Yield ETF
$2,416,983	$—	$(2,304,995)	$(4,046)	$(107,942)	$—	$—

Cambria Global Asset Allocation ETF

Value of Shares Held as of 04/30/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Depreciation	Realized Gain (Loss)	Value of Shares Held as of 10/31/15	Dividend Income
Cambria Foreign Shareholder Yield ETF
$634,567	$127,315	$(45,218)	$(92,879)	$(1,534)	$622,251	$25,184
Cambria Global Value ETF
$1,275,300	$261,418	$(91,497)	$(199,395)	$1,475	$1,247,301	$20,856
Cambria Shareholder Yield ETF
$929,147	$188,889	$(72,506)	$(12,540)	$389	$1,033,379	$11,885

5. PRINCIPAL RISKS

As with all exchange traded funds (‘‘ETFs’’), shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (‘‘NAV’’), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading ‘‘Principal Risks’’.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Equity Investing Risk — An investment in the Funds involves risks similar to those of investing in any Fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Management Risk — The Cambria Shareholder Yield ETF, Cambria Global Momentum ETF, and Cambria Value and Momentum ETF are actively managed using proprietary investment strategies and processes. The Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and Cambria Global Asset Allocation ETF are passively-managed, meaning that they are designed to track the performance of an underlying index. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that the Fund will achieve its investment objective. This could result in the Fund’s underperformance compared to other funds with similar investment objectives.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

5. PRINCIPAL RISKS (continued)

Foreign Investment Risk — Returns on investments in foreign securities in the Cambria Foreign Shareholder Yield ETF and the Cambria Global Value ETF could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by each Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Exchange-Traded Funds and Exchange-Traded Products and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, the Funds bear their proportionate share of the fees and expenses of the underlying entity. As a result, the Funds’ operating expenses may be higher and performance may be lower.

Non-Correlation Risk — The returns of the Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF and the Cambria Global Asset Allocation ETF may not match the return of their Underlying Indexes for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk — Unlike many investment companies, the Cambria Foreign Shareholder Yield ETF, the Cambria Global Value ETF and the Cambria Global Asset Allocation ETF do not utilize an investing strategy that seeks returns in excess of each Fund’s respective Underlying Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective Underlying Index, even if that security generally is underperforming.

Cash — Cash equivalents may consist of cash balances and time deposits maintained or held at Brown Brothers Harriman. Such amounts may be in excess of Federal Deposit Insurance Corporation limitations.

6. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

7. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Continued)

7. INCOME TAXES (continued)

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Cambria Shareholder Yield ETF
2015	$9,022,877	$334,934	$—	$9,357,811
2014	2,820,294	—	—	2,820,294
Cambria Foreign Shareholder Yield ETF
2015	3,083,338	—	—	3,083,338
2014	218,964	—	—	218,964
Cambria Global Value ETF
2015	1,369,088	—	—	1,369,088
2014	—	—	—	—
Cambria Global Momentum ETF
2015	364,624	—	—	364,624
Cambria Global Asset Allocation ETF
2015	102,815	—	—	102,815

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2015, there are no losses carried forward.

As of April 30, 2015, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Qualified Late-Year Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings
Cambria Shareholder Yield ETF	$—	$3,722,880	$(3,038,656)	$28,055,855	$—	$28,740,079
Cambria Foreign Shareholder Yield ETF	139,015	—	(784,317)	(4,467,674)	—	(5,112,976)
Cambria Global Value ETF	328,231	—	—	(9,015,846)	(1)	(8,687,616)
Cambria Global Momentum ETF	23,018	—	(213,565)	188,105	—	(2,442)
Cambria Global Asset Allocation ETF	35,745	831	—	568,045	—	604,621

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through April 30, 2015 and capital and specified losses realized on investment transactions from November 1, 2014 through April 30, 2015 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following year.

Cambria Investment Management

Notes to the Financial Statements

October 31, 2015 (Unaudited) (Concluded)

7. INCOME TAXES (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2015 were as follows:

Cambria Investment Management	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambria Shareholder Yield ETF	$157,602,905	$21,302,449	$(8,259,249)	$13,043,200
Cambria Foreign Shareholder Yield ETF	39,849,476	943,951	(7,683,209)	(6,739,258)
Cambria Global Value ETF	89,051,452	2,508,725	(21,506,888)	(18,998,163)
Cambria Global Momentum ETF	26,647,351	49,902	(9,841)	40,061
Cambria Global Asset Allocation ETF	35,127,159	66,047	(1,860,567)	(1,794,520)
Cambria Value and Momentum ETF	2,201,354	142,884	(74,735)	68,149

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2015 to October 31, 2015).

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Cambria Investment Management

Disclosure of Fund Expenses

(Unaudited) (Concluded)

	Beginning Account Value 5/1/15	Ending Account Value 10/31/15	Annualized Expense Ratios	Expenses Paid During Period(1)
Cambria Shareholder Yield ETF
Actual Fund Return	$1,000.00	$1,004.70	0.59%	$2.98
Hypothetical 5% Return	$1,000.00	$1,022.16	0.59%	$3.01
Cambria Foreign Shareholder Yield ETF
Actual Fund Return	$1,000.00	$906.80	0.59%	$2.84
Hypothetical 5% Return	$1,000.00	$1021.80	0.59%	$2.96
Cambria Global Value ETF
Actual Fund Return	$1,000.00	$883.60	0.69%	$3.28
Hypothetical 5% Return	$1,000.00	$1021.31	0.69%	$3.46
Cambria Global Momentum ETF
Actual Fund Return	$1,000.00	$922.00	0.59%	$11.31
Hypothetical 5% Return	$1,000.00	$1043.37	0.59%	$5.95
Cambria Global Asset Allocation ETF
Actual Fund Return	$1,000.00	$950.00	—	$—
Hypothetical 5% Return	$1,000.00	$1,024.73	—	$—
Cambria Value and Momentum ETF
Actual Fund Return	$1,000.00	$1025.80	0.59%	$2.58	(2)
Hypothetical 5% Return	$1,000.00	$1021.80	0.59%	$2.18

(1)	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/366 (to reflect the one-half year period).

(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 52/366 (to reflect the actual time the Fund was operations from 09/09/15-10/31/15).

Cambria Investment Management

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of a Fund may also be impacted by the accrual of deferred taxes. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price One Year Total Return	Market Price, End of Period
Cambria Shareholder Yield ETF	5.14%	$ 31.32
Cambria Foreign Shareholder Yield ETF	(9.62)	20.82
Cambria Global Value ETF	(10.08)	18.96
Cambria Global Momentum ETF	(5.25)	23.19
Cambria Global Asset Allocation ETF	(2.44)	23.81
Cambria Value and Momentum ETF	(2.96)	24.24

Cambria Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 5/13/13

Analysis Period 5/13/13-10/31/15

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	1	0.16%
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	240	38.65%
Sold at Par	0.00%	—	—
	0.50%	380	61.19%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Foreign Shareholder Yield ETF

Premium/Discount Analysis

Inception Date 12/2/13

Analysis Period 12/2/13-10/31/15

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	2	0.41%
	-2.50%	1	0.21%
	-2.00%	3	0.62%
	-1.50%	14	2.89%
	-1.00%	45	9.28%
	-0.50%	133	27.42%
Sold at Par	0.00%	—	—
	0.50%	194	40.00%
	1.00%	81	16.70%
	1.50%	11	2.27%
	2.00%	1	0.21%
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Global Value ETF

Premium/Discount Analysis

Inception Date 3/11/14

Analysis Period 3/11/14-10/31/15

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	1	0.24%
	-2.00%	—	—
	-1.50%	8	1.91%
	-1.00%	31	7.42%
	-0.50%	84	20.10%
Sold at Par	0.00%	—	—
	0.50%	186	44.50%
	1.00%	92	22.01%
	1.50%	13	3.11%
	2.00%	3	0.72%
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Continued)

Cambria Global Momentum ETF

Premium/Discount Analysis

Inception Date 11/3/14

Analysis Period 11/3/14-10/31/15

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	113	44.84%
Sold at Par	0.00%	—	—
	0.50%	139	55.16%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Global Asset Allocation ETF

Premium/Discount Analysis

Inception Date 12/9/14

Analysis Period 12/9/14-10/31/15

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	—	—
	-0.50%	63	27.88%
Sold at Par	0.00%	—	—
	0.50%	163	72.12%
	1.00%	—	—
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

Cambria Investment Management

Supplemental Information

(Unaudited) (Concluded)

Cambria Value and Momentum ETF

Premium/Discount Analysis

Inception Date 9/9/15

Analysis Period 9/9/15-10/31/15

	Percent Above or Below Par	Number of Days at Discount/Premium	Percent of Days at Discount/Premium
	-5.00%	—	—
	-4.50%	—	—
	-4.00%	—	—
	-3.50%	—	—
Fund Sold at Discount	-3.00%	—	—
	-2.50%	—	—
	-2.00%	—	—
	-1.50%	—	—
	-1.00%	1	2.56%
	-0.50%	10	25.64%
Sold at Par	0.00%	—	—
	0.50%	26	66.67%
	1.00%	2	5.13%
	1.50%	—	—
	2.00%	—	—
Fund Sold at Premium	2.50%	—	—
	3.00%	—	—
	3.50%	—	—
	4.00%	—	—
	4.50%	—	—
	5.00%	—	—

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2020 K Street, NW

Washington, District of Columbia 20006-1806

Independent Registered Public Accounting Firm:

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus.

CIM-SA-001-0300

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Cambria ETF Trust

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Richardson
Eric Richardson, President

Date: January 4, 2016

By (Signature and Title)	/s/ Peter Rodriguez
Peter Rodriguez, Principal Financial Officer

Date: January 4, 2016